Share Capital and Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital And Warrants [Abstract]
Summary of Issued and Outstanding
B)
Issued and outstanding

		December 31, 2023		December 31, 2022
	Note	Number of Shares	Carrying Amount	Number of Shares	Carrying Amount
Balance, beginning of year		235,194,236	2,292,810	206,040,836	2,035,704
Share issuances		931,740	1,900	370,179	2,870
Share repurchases		(546,700)	(5,344)	(4,252,489)	(41,617)
Acquisitions	5	27,605,782	83,953	32,060,135	287,129
Shares acquired and cancelled		(2,261,778)	(6,879)	—	—
Employee awards exercised		1,852,573	9,510	975,575	8,724
Balance, end of year		262,775,853	2,375,950	235,194,236	2,292,810
(1)
Included in employee awards exercised are 50,000 RSUs that vested and were exercised in December 2021; however, the common shares were not issued until January 2022.

Summary of Common Share Purchase Warrants
(C)
Common share purchase warrants

	Number of Warrants	Carrying Amount
Balance at December 31, 2021	356,612	8,092
Warrants expired	(48,000)	(5,832)
Balance at December 31, 2022	308,612	2,260
Balance at December 31, 2023	308,612	2,260

Summary of Outstanding Warrants

The following table summarizes outstanding warrants as at December 31, 2023:

	Warrants outstanding and exercisable
Issued in relation to	Weighted average exercise price	Number of warrants	Weighted average contractual remaining life (years)
Financial services	45.98	54,400	5.6
Acquired from Inner Spirit (1)	3.37	190,212	0.2
Sun 8	9.40	64,000	2.0
	$12.13	308,612	1.5
(1)
Inner Spirit warrants are exchangeable for 0.00835 SNDL common shares in accordance with the Inner Spirit transaction consideration and have been presented based on the number of SNDL common shares that are issuable.